Stock-Based Compensation - Weighted-Average Assumptions Used in Valuation and Resulting Weighted-Average Fair Value Per Option Granted (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (in years)	7 years 9 months 18 days	8 years	8 years
Volatility	39.00%	35.00%	37.00%
Risk-free interest rate (zero coupon U.S. treasury note)	3.10%	3.40%	3.80%
Dividend yield	0.00%	0.00%	0.00%
Weighted-average fair value per option granted	$ 0.03	$ 0.04	$ 0.07